Related-party Transactions (Details 2) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Purchases		$ 27,273,889	$ 31,958,277	$ 34,937,048
Accounts payable to related parties		7,664,731	8,823,065
Associates [member]
Purchases	[1]	8,667,555	9,886,487	19,563,609
Accounts payable to related parties	[1]	3,233,050	3,734,927
Joint ventures [member]
Purchases		1,057,106	3,754,404	4,786,344
Accounts payable to related parties		0	0
Others [member]
Purchases	[1]	17,549,228	18,317,386	$ 10,587,095
Accounts payable to related parties	[1]	$ 4,431,681	$ 5,088,138

[1]	In May 2015, the Company ceased having significant influence over Qisda, as such Qisda was no longer an associate. However, Qisda and its subsidiaries still remained as a related party and the related transaction amounts starting from June 2015 are included in the “Others” category.